Equity (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended		3 Months Ended
	Apr. 03, 2023 USD ($) Share $ / shares	Feb. 07, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($)	Feb. 15, 2023 USD ($) Share $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 ₪ / shares shares	May 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Jun. 30, 2022 ₪ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares							7,252,234	12,857,143	7,240,020	4,734,774
Ordinary shares, par value (per share) | ₪ / shares							₪ 0.01	₪ 0.07	₪ 0.01	₪ 0.01
Commissions and other offering expenses					$ 0	$ 95
Authorized share capital | ₪								₪ 900,000
Increase Iin authorized share capital | ₪								₪ 1,400,000
Increase In shares issued | shares								20,000,000
Increase in price per common shares issued | ₪ / shares								₪ 0.07
Extension period for options exercised			5 years
Expenses recognized			$ 146
Public offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		1,964,286
Ordinary shares, par value (per share) | $ / shares		$ 14
Proceeds from issuance of shares, net		$ 27,500
Commissions and other offering expenses		$ 2,031
Employees and officers [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share				130,600
Exercise price per share | $ / shares				$ 13.32
Vesting period of share options				4 years
Total estimated value of stock option				$ 1,129
Employees and officers [Member] | Restricted Shares Units [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted | Share				9,100
Board members and officers [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share	160,400
Vesting period of share options	1-4 years
Total estimated value of stock option	$ 884
Board members and officers [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price per share | $ / shares	$ 11.89
Board members and officers [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price per share | $ / shares	$ 11.91
2014 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of share available for issuance | shares								1,000,000